UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007
                                               ------------------------------

Check here if Amendment; |_|   Amendment Number:
      This Amendment (Check only one.): |_|   is a restatement.
                                        |_|   adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:       Trendstar Advisors, LLC
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Address:    7300 College Boulevard
            --------------------------------------------------------------------
            Suite 308
            --------------------------------------------------------------------
            Overland Park, KS  66210
            --------------------------------------------------------------------

Form 13F File Number:   28-11019
                        ---------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Kyle R. Bubeck
          -----------------------------------------------
Title:    Secretary
          -----------------------------------------------
Phone:    913-661-2900
          -----------------------------------------------

Signature, Place, and Date of Signing:

     /s/ Kyle R. Bubeck             Overland Park, KS             05/03/07
------------------------------   ----------------------       ------------------
          [Signature]                 [City, State]                 [Date]

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0
                                            ------------------------------
Form 13F Information Table Entry Total:     105
                                            ------------------------------
Form 13F Information Table Value Total:     $ 323,340
                                            ------------------------------
                                                     (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                             TrendStar Advisors, LLC
                                    FORM 13F
                                December 31, 2006

      Name of Issuer               Title of Class   Cusip         Value    Shares/  SH/ Put/ Investmt   Other     Voting Authority
                                                                 (x$1000) Prin Amt  PRN Call Dscretn   Managers  Sole  Shared  None
------------------------------------------------------------------------------------------------------------------------------------
ABBOTT LABORATORIES                       COM      002824100        127     2275    SH         Sole               2275
AFFYMETRIX INC COM                        COM      00826T108       5821   193576    SH         Sole             193576
AFLAC INC COM                             COM      001055102       1547    32875    SH         Sole              32875
ALTERA CORP                               COM      021441100        936    46800    SH         Sole              46800
AMDOCS LTD                                COM      G02602103        134     3675    SH         Sole               3675
AMERICAN EXPRESS INC.                     COM      025816109        417     7400    SH         Sole               7400
AMERICAN INTL GROUP COM                   COM      026874107       1541    22925    SH         Sole              22925
AMERICAN MEDICAL SYSTMES HLDGS INC        COM      02744M108         95     4500    SH         Sole               4500
AMERIGROUP CORP COM                       COM      03073T102       8137   267675    SH         Sole             267675
AMSURG CORP COM                           COM      03232P405       8935   364842    SH         Sole             364842
ANALOGIC CORP COM PAR $0.05               COM      032657207       7277   115725    SH         Sole             115725
APPLIED MATLS INC COM                     COM      038222105       1301    71000    SH         Sole              71000
ARBITRON INC COM                          COM      03875Q108       7088   150975    SH         Sole             150975
BANKATLANTIC BANCORP                      COM      065908501       4474   408175    SH         Sole             408175
BARNES & NOBLE INC                        COM      067774109       8886   225250    SH         Sole             225250
BECKMAN COULTER INC                       COM      075811109        607     9500    SH         Sole               9500
BENCHMARK ELECTRONICS INC                 COM      08160H101       5468   264662    SH         Sole             264662
BIO-REFERENCE LAB                         COM      09057G602       6692   263473    SH         Sole             263473
BIOSITE INC                               COM      090945106      12259   145988    SH         Sole             145988
BISYS GROUP INC                           COM      055472104        223    19500    SH         Sole              19500
BLACK BOX CORP                            COM      091826107       7687   210372    SH         Sole             210372
BOSTON PRIVT FINL HLDG COM                COM      101119105       7530   269709    SH         Sole             269709
BRADLEY PHARMACEUTICALS INC               COM      104576103       5839   304299    SH         Sole             304299
CABOT MICROELECTRONICS CORP               COM      12709P103       6604   197067    SH         Sole             197067
CACI INTERNATIONAL INC                    COM      127190304       8069   172200    SH         Sole             172200
CARNIVAL CORP CLASS A                     COM      143658300        903    19275    SH         Sole              19275
CENTENE CORP DEL                          COM      15135B101       8477   403850    SH         Sole             403850
CISCO SYS INC COM                         COM      17275R102       1021    40000    SH         Sole              40000
CITRIX SYS INC COM                        COM      177376100        641    20000    SH         Sole              20000
COCA COLA CO COM                          COM      191216100        612    12750    SH         Sole              12750
COLGATE PALMOLIVE CO COM                  COM      194162103       1010    15125    SH         Sole              15125
COLOR KINETICS INC                        COM      19624P100       1934    99512    SH         Sole              99512
CR BARD                                   COM      067383109       1010    12700    SH         Sole              12700
CRA INTERNATIONAL, INC.                   COM      12618T105       6482   124224    SH         Sole             124224
CREE INC.                                 COM      225447101       8005   486325    SH         Sole             486325
DAKTRONICS INC                            COM      234264109       3381   123200    SH         Sole             123200
DELL INC                                  COM      24702R101        413    17800    SH         Sole              17800
DSP GROUP                                 COM      23332B106       3730   196337    SH         Sole             196337
ELECTRONIC ARTS INC                       COM      285512109        267     5300    SH         Sole               5300
ETHAN ALLEN INTERIORS COM                 COM      297602104       7587   214675    SH         Sole             214675
EXPEDITORS INTL WASH INC                  COM      302130109        467    11300    SH         Sole              11300
FIRST DATA CORP                           COM      319963104        305    11342    SH         Sole              11342
FORWARD AIR CORPORATION                   COM      349853101       6089   185198    SH         Sole             185198
GENTEX CORP COM                           COM      371901109       1041    64050    SH         Sole              64050
GENTIVA HEALTH SERVICES                   COM      37247A102       4177   207073    SH         Sole             207073
GEVITY HR INC                             COM      374393106       6512   329913    SH         Sole             329913
GOLDMAN SACHS                             COM      38141G104        987     4775    SH         Sole               4775
H & R BLOCK INC                           COM      093671105         34     1600    SH         Sole               1600
HARMAN INTERNATIONAL                      COM      413086109        586     6100    SH         Sole               6100
ICU MEDICAL INC                           COM      44930G107       9455   241200    SH         Sole             241200
INTEL CORP COM                            COM      458140100        708    37010    SH         Sole              37010
INTERSIL CORP                             COM      46069S109        784    29600    SH         Sole              29600
INTL RECTIFIER                            COM      460254105        149     3900    SH         Sole               3900
INVENTIV HEALTH INC                       COM      46122E105       6881   179700    SH         Sole             179700
INVESTORS FINANCIAL SVCS CP               COM      461915100       1337    23000    SH         Sole              23000
IXYS CORPORATION                          COM      46600W106       6211   607179    SH         Sole             607179
JABIL CIRCUIT INC                         COM      466313103        960    44840    SH         Sole              44840
JACK HENRY & ASSOCIATES INC               COM      426281101       6070   252400    SH         Sole             252400
JETBLUE AIRWAYS                           COM      477143101       5146   447120    SH         Sole             447120
JOHNSON & JOHNSON COM                     COM      478160104        991    16450    SH         Sole              16450
JOHNSON CTLS INC COM                      COM      478366107       1635    17275    SH         Sole              17275
KIMBERLY CLARK CORP COM                   COM      494368103       1031    15050    SH         Sole              15050
LINEAR TECHNOLOGY CORP                    COM      535678106        115     3625    SH         Sole               3625
MCDONALDS CORP COM                        COM      580135101       1306    29000    SH         Sole              29000
MEDCOHEALTH SOLUTIONS                     COM      58405U102         32      441    SH         Sole                441
MERCURY COMPUTER SYSTEMS INC              COM      589378108       7876   567813    SH         Sole             567813
MERGE TECHNOLOGIES INC                    COM      589981109       2899   595293    SH         Sole             595293
MICROSOFT CORP COM                        COM      594918104       1550    55610    SH         Sole              55610
MONACO COACH CORP COM                     COM      60886R103       5390   338374    SH         Sole             338374
MORGAN STANLEY                            COM      617446448        964    12245    SH         Sole              12245
NETLOGIC MICROSYSTEMS, INC                COM      64118B100        200     7500    SH         Sole               7500
NORTHERN TRUST CORP                       COM      665859104        152     2525    SH         Sole               2525
NOVELLUS                                  COM      670008101        176     5500    SH         Sole               5500
OMNIVISION TECHNOLOGIES                   COM      682128103       3855   297452    SH         Sole             297452
PAR TECHNOLOGY CORP                       COM      698884103        258    26000    SH         Sole              26000
PEPSICO INC                               COM      713448108        760    11950    SH         Sole              11950
PERFORMANCE FOOD GROUP COM                COM      713755106         37     1200    SH         Sole               1200
PFIZER INC COM                            COM      717081103        205     8100    SH         Sole               8100
PHOTRONICS INC.                           COM      719405102       5927   381180    SH         Sole             381180
PLEXUS CORP COM                           COM      729132100       1400    81634    SH         Sole              81634
POLYMEDICA                                COM      731738100      10772   254469    SH         Sole             254469
PROCTER GAMBLE CO                         COM      742718109        942    14917    SH         Sole              14917
SAIC, INC.                                COM      78390X101        298    17200    SH         Sole              17200
SANDISK CORP COM                          COM      80004C101        723    16500    SH         Sole              16500
SCHERING PLOUGH CORP COM                  COM      806605101       1618    63425    SH         Sole              63425
SHUFFLE MASTER INC                        COM      825549108       1301    71300    SH         Sole              71300
SIGMA ALDRICH CORP COM                    COM      826552101       1266    30500    SH         Sole              30500
SOUTHWEST AIRLINES                        COM      844741108        282    19200    SH         Sole              19200
STEINER LEISURE LIMITED                   COM      P8744Y102       7102   157886    SH         Sole             157886
SYMANTEC CORP                             COM      871503108        645    37271    SH         Sole              37271
TIFFANY & CO NEW                          COM      886547108       1412    31050    SH         Sole              31050
TOLL BROTHERS INC                         COM      889478103        241     8800    SH         Sole               8800
USEC INC.                                 COM      90333E108       4063   250050    SH         Sole             250050
VARIAN SEMICONDUCTOR EQUIP                COM      922207105       8368   156771    SH         Sole             156771
WADDELL & REED FINL CL A                  COM      930059100       5523   236825    SH         Sole             236825
WCI CMNTYS INC COM                        COM      92923C104       7203   337525    SH         Sole             337525
WEIGHT WATCHERS INTERNATIONAL             COM      948626106       1634    35450    SH         Sole              35450
WILMINGTON TRUST CORP COM                 COM      971807102       5877   139375    SH         Sole             139375
WP STEWART AND COMPANY LTD                COM      G84922106       2104   208925    SH         Sole             208925
WRIGLEY WM JR CO COM                      COM      982526105       1054    20687    SH         Sole              20687
WYETH COM                                 COM      983024100        888    17750    SH         Sole              17750
YAHOO! INC.                               COM      984332106        879    28100    SH         Sole              28100
YUM BRANDS                                COM      988498101        797    13800    SH         Sole              13800
ZIMMER HLDGS INC COM                      COM      98956P102        214     2500    SH         Sole               2500
ZOLL MEDICAL CORP                         COM      989922109        309    11600    SH         Sole              11600